PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value
Unrecognized compensation cost	$ 441
Weighted average vesting period	2 years 7 months 6 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	501,096	637,206	1,095,722
Granted (in shares)	68,861	18,750	87,465
Vested (in shares)	(429,993)	(119,334)	(471,773)
Forfeited (in shares)	(23,150)	(35,526)	(74,208)
Unvested at end of year (in shares)	116,814	501,096	637,206
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 303.54	$ 302.45	$ 281.91
Granted (in dollars per share)	227.93	298.64	331.69
Vested (in dollars per share)	300.26	295.11	261.48
Forfeited (in dollars per share)	307.36	309.72	294.08
Unvested at end of year (in dollars per share)	$ 270.28	$ 303.54	$ 302.45
Unrecognized compensation cost	$ 21
Weighted average vesting period	1 year 8 months 12 days